Equity Transactions (Tables)	12 Months Ended
Dec. 31, 2022
Equity Transactions [Abstract]
Schedule of Share Repurchase Program	The Company repurchased its common shares in the following months as part of share repurchase program announced on June 21, 2022.
Month	Shares purchased	Average cost per share	Amount
July, 2022	54,174	$0.80	$43
August, 2022	28,919	0.52	15
September, 2022	63,365	0.50	32
October, 2022	58,993	0.34	20
November, 2022	171,371	0.19	31
December, 2022	—	—	—
Total	376,822	$0.62	$141